Properties and equipment, net	12 Months Ended
Dec. 31, 2011
Properties and equipment, net
7	Properties and equipment, net

	December 31
	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Properties	10,769,736	10,769,736	1,709,238
Office equipment and furniture	29,437,660	33,715,050	5,350,831
Motor vehicles	4,289,692	3,303,894	524,352
Leasehold improvements	7,900,152	7,663,544	1,216,262
	52,397,240	55,452,224	8,800,683
Accumulated depreciation	(21,988,168)	(26,393,365)	(4,188,825)
Properties and equipment, net	30,409,072	29,058,859	4,611,858

Depreciation expense on properties and equipment were RMB16,607,137, RMB17,227,855 and RMB6,771,993, which includes amortization of properties and equipment acquired under capital lease obligations of RMB2,867,754, RMB2,282,497 and RMB314,535 for the years ended December 31, 2009, 2010, and 2011 respectively. Gross assets remaining under capital leases were RMB8,623,510 and RMB8,623,510 at December 31, 2010 and 2011. Accumulated depreciation associated with capital leases were RMB8,308,975 and RMB8,623,510 at of December 31, 2010 and 2011.